Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock [Member]
Preferred Stock
Declaration Date	Nov. 15, 2011	Aug. 15, 2011	May 16, 2011	Mar. 07, 2011	Nov. 15, 2010	Aug. 16, 2010	May 17, 2010	Mar. 05, 2010	Nov. 16, 2009	Aug. 17, 2009	May 15, 2009	Mar. 05, 2009
Record Date	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	May 31, 2010	Feb. 28, 2010	Nov. 30, 2009	Aug. 31, 2009	May 31, 2009	Feb. 28, 2009
Payment Date	Dec. 15, 2011	Sep. 15, 2011	Jun. 15, 2011	Mar. 15, 2011	Dec. 15, 2010	Sep. 15, 2010	Jun. 15, 2010	Mar. 15, 2010	Dec. 15, 2009	Sep. 15, 2009	Jun. 15, 2009	Mar. 16, 2009
Series A Preferred Stock [Member]
Preferred Stock
Preferred stock, dividend rate	$ 0.2527777	$ 0.2555555	$ 0.2555555	$ 0.2500000	$ 0.2527777	$ 0.2555555	$ 0.2555555	$ 0.2500000	$ 0.2527777	$ 0.2555555	$ 0.2555555	$ 0.2500000
Preferred stock, dividends	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 26	$ 26	$ 26
Series B Preferred Stock [Member]
Preferred Stock
Preferred stock, dividend rate	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500	$ 0.4062500
Preferred stock, dividends	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 96	$ 96	$ 96